Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:

	For the Three Months Ended March 31,
	2024			2023
	Class A redeemable	Class A non- redeemable	Class B	Class A redeemable	Class B
Basic and diluted net (loss) income per common share:
Numerator:
Allocation of net (loss) income	$(90,623)	$(461,740)	$(81,483)	$690,336	$205,133
Denominator:
Basic and diluted weighted average common shares outstanding	1,000,945	5,100,000	900,000	18,456,264	5,484,270
Basic and diluted net (loss) income per common share	$(0.09)	$(0.09)	$(0.09)	$0.04	$0.04

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:

	For the Year Ended December 31,
	2023			2022
	Class A redeemable	Class A non- redeemable	Class B	Class A redeemable	Class B
Basic and diluted net (loss) income per common share:
Numerator:
Allocation of net (loss) income	$(324,619)	$(216,710)	$(109,809)	$9,525,947	$2,383,487
Denominator:
Basic and diluted weighted average common shares outstanding	5,965,080	3,982,192	2,017,808	24,000,000	6,000,000

Basic and diluted net (loss) income per common share	$(0.05)	$(0.05)	$(0.05)	$0.40	$0.40